Significant Accounting Policies - Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Lab equipment [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets at annual rates mainly	33.00%
Lab equipment [Member] | Bottom of range [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets at annual rates	6.00%
Lab equipment [Member] | Top of range [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets at annual rates	50.00%
Computers [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets at annual rates mainly	33.00%
Computers [Member] | Bottom of range [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets at annual rates	33.00%
Computers [Member] | Top of range [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets at annual rates	50.00%
Office furniture and equipment [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets at annual rates mainly	25.00%
Office furniture and equipment [Member] | Bottom of range [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets at annual rates	20.00%
Office furniture and equipment [Member] | Top of range [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over useful life of assets at annual rates	33.00%
Leasehold improvements [Member]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Straight-line basis over the useful life of the assets, description	see below
Leasehold improvements (in Dollars)